SHARE-BASED PAYMENTS - Schedule of Share-Based Payment Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-settled share-based payment expense	$ 1	$ 0	$ 1	$ 0
Total share-based compensation expense	$ 1	$ 0	$ 1	$ 0